Finance cost - net - Summary of Detailed Information about Net Finance Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
- Net foreign exchange gains	€ 5,354	€ 2,379
- Interest income	121	7	€ 32
Total finance income	5,475	2,386	32
Finance expenses
- Interest expense on lease liabilities	(6,658)	(5,586)	(7,730)
- Interest expense on borrowings	(12,438)	(5,357)	(3,478)
- Net foreign exchange losses	0		(1,289)
- Other	(935)	(756)	(524)
Total finance expenses	(20,031)	(11,699)	(13,021)
Total finance cost - net	€ (14,556)	€ (9,313)	€ (12,989)